2. BASIS OF PREPARATION	12 Months Ended
Sep. 30, 2024
Notes
2. BASIS OF PREPARATION

2.BASIS OF PREPARATION

Statement of Compliance

These consolidated financial statements have been prepared in accordance and compliance with IFRS as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”).

Basis of preparation

These consolidated financial statements have been prepared on a historical cost basis. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

These consolidated financial statements, including comparatives, have been prepared on the basis of IFRS standards that are published at the time of preparation.

New accounting standards and interpretations

Certain new accounting standards and interpretations have been published that are not mandatory for the September 30, 2024 reporting period. The Company has not early adopted the new and revised standards, amendments and interpretations that have been issued but are not yet effective:

•Presentation and Disclosure in Financial Statements

IFRS 18 was issued in April 2024 and applies to an annual reporting period beginning on or after January 1, 2027. IFRS 18 will replace IAS 1. IFRS requires all companies using IFRS Standards to provide relevant information that faithfully represents an entity’s assets, liabilities, equity, income and expenses. The Company is currently assessing the impact of this new accounting standard on its financial statements.